Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States | Level 3 | Personal Pension Plan (PPP)
Retirement-Related Benefits
Fair Value of plan assets	$ 722	$ 1,142	$ 598
United States | Level 3 | Corporate Bonds | Personal Pension Plan (PPP)
Retirement-Related Benefits
Fair Value of plan assets	709	721	598
United States | Level 3 | Private Equity | Personal Pension Plan (PPP)
Retirement-Related Benefits
Fair Value of plan assets	13	421	0
Non-U.S. Plans | Level 3
Retirement-Related Benefits
Fair Value of plan assets	78	155	174
Non-U.S. Plans | Level 3 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	75	9	0
Non-U.S. Plans | Level 3 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	4	145	174
Pension Plan | United States
Retirement-Related Benefits
Fair Value of plan assets	24,437	25,094	51,852
Pension Plan | United States | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	631	518
Pension Plan | United States | Equity securities | Personal Pension Plan (PPP)
Retirement-Related Benefits
Value of IBM securities included in plan assets	1	1
Pension Plan | United States | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	155	114
Pension Plan | United States | Government and related
Retirement-Related Benefits
Fair Value of plan assets	9,861	9,074
Pension Plan | United States | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	7,783	7,606
Value of IBM securities included in plan assets	16	6
Pension Plan | United States | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	178	238
Pension Plan | United States | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	251	234
Pension Plan | United States | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	614	643
Pension Plan | United States | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	13	421
Pension Plan | United States | Real estate
Retirement-Related Benefits
Fair Value of plan assets	0	8
Pension Plan | United States | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Other
Retirement-Related Benefits
Fair Value of plan assets	0	(4)
Pension Plan | United States | Level 1,2 and 3
Retirement-Related Benefits
Fair Value of plan assets	19,485	18,855
Pension Plan | United States | Level 1
Retirement-Related Benefits
Fair Value of plan assets	1,532	937
Pension Plan | United States | Level 1 | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	631	518
Pension Plan | United States | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	155	114
Pension Plan | United States | Level 1 | Government and related
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	251	234
Pension Plan | United States | Level 1 | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	495	72
Pension Plan | United States | Level 1 | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2
Retirement-Related Benefits
Fair Value of plan assets	17,231	16,776
Pension Plan | United States | Level 2 | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Government and related
Retirement-Related Benefits
Fair Value of plan assets	9,861	9,074
Pension Plan | United States | Level 2 | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	7,074	6,885
Pension Plan | United States | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	178	238
Pension Plan | United States | Level 2 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	119	570
Pension Plan | United States | Level 2 | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	0	8
Pension Plan | United States | Level 2 | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3
Retirement-Related Benefits
Fair Value of plan assets	722	1,142
Pension Plan | United States | Level 3 | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Government and related
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	709	721
Pension Plan | United States | Level 3 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	13	421
Pension Plan | United States | Level 3 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | United States | Fair Value Measured at Net Asset Value Per Share
Retirement-Related Benefits
Fair Value of plan assets	4,952	6,242
Pension Plan | Non-U.S. Plans
Retirement-Related Benefits
Fair Value of plan assets	29,059	28,371	39,979
Pension Plan | Non-U.S. Plans | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	243	247
Value of IBM securities included in plan assets	2	2
Pension Plan | Non-U.S. Plans | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	5	0
Pension Plan | Non-U.S. Plans | Government and related
Retirement-Related Benefits
Fair Value of plan assets	7,700	6,837
Pension Plan | Non-U.S. Plans | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	2,691	2,546
Value of IBM securities included in plan assets	5	3
Pension Plan | Non-U.S. Plans | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	9	2
Pension Plan | Non-U.S. Plans | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	75	9
Pension Plan | Non-U.S. Plans | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	3,774	3,654
Pension Plan | Non-U.S. Plans | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	579	549
Pension Plan | Non-U.S. Plans | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Real estate
Retirement-Related Benefits
Fair Value of plan assets	4	145
Pension Plan | Non-U.S. Plans | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	309	294
Pension Plan | Non-U.S. Plans | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	20	25
Pension Plan | Non-U.S. Plans | Other
Retirement-Related Benefits
Fair Value of plan assets	(59)	(78)
Pension Plan | Non-U.S. Plans | Level 1,2 and 3
Retirement-Related Benefits
Fair Value of plan assets	15,409	14,308
Pension Plan | Non-U.S. Plans | Level 1
Retirement-Related Benefits
Fair Value of plan assets	584	590
Pension Plan | Non-U.S. Plans | Level 1 | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	243	247
Pension Plan | Non-U.S. Plans | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	5	0
Pension Plan | Non-U.S. Plans | Level 1 | Government and related
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	264	286
Pension Plan | Non-U.S. Plans | Level 1 | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	51	32
Pension Plan | Non-U.S. Plans | Level 1 | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	20	25
Pension Plan | Non-U.S. Plans | Level 2
Retirement-Related Benefits
Fair Value of plan assets	14,747	13,563
Pension Plan | Non-U.S. Plans | Level 2 | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Government and related
Retirement-Related Benefits
Fair Value of plan assets	7,700	6,837
Pension Plan | Non-U.S. Plans | Level 2 | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	2,691	2,546
Pension Plan | Non-U.S. Plans | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	9	2
Pension Plan | Non-U.S. Plans | Level 2 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	3,774	3,654
Pension Plan | Non-U.S. Plans | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	315	263
Pension Plan | Non-U.S. Plans | Level 2 | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	258	262
Pension Plan | Non-U.S. Plans | Level 2 | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3
Retirement-Related Benefits
Fair Value of plan assets	78	155
Pension Plan | Non-U.S. Plans | Level 3 | Equity securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Equity mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Government and related
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Corporate Bonds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Fixed income mutual funds
Retirement-Related Benefits
Fair Value of plan assets	75	9
Pension Plan | Non-U.S. Plans | Level 3 | Insurance contracts
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Cash and short-term investments
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Private Equity
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Real estate
Retirement-Related Benefits
Fair Value of plan assets	4	145
Pension Plan | Non-U.S. Plans | Level 3 | Derivatives
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Other mutual funds
Retirement-Related Benefits
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Fair Value Measured at Net Asset Value Per Share
Retirement-Related Benefits
Fair Value of plan assets	13,709	14,141
Other Postretirement Benefits Plan | United States
Retirement-Related Benefits
Fair Value of plan assets	10	10	8
Other Postretirement Benefits Plan | United States | Level 1
Retirement-Related Benefits
Fair Value of plan assets	10	10
Other Postretirement Benefits Plan | Non-U.S. Plans
Retirement-Related Benefits
Fair Value of plan assets	23	29	$ 31
Other Postretirement Benefits Plan | Non-U.S. Plans | Level 2
Retirement-Related Benefits
Fair Value of plan assets	$ 23	$ 29